Discontinued operations (Details) $ in Millions		3 Months Ended		6 Months Ended
	Oct. 03, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Statement [line items]
Net sales to third parties		$ 12,512	$ 11,231	$ 24,341	$ 21,776
Sales to other segments			206		459
Net sales		12,512	11,437	24,341	22,235
Other revenue		360	308	651	557
Cost of goods sold		(3,173)	(3,342)	(6,269)	(6,333)
Gross profit		9,699	8,403	18,723	16,459
Selling, general and administration		(3,091)	(3,091)	(5,931)	(5,982)
Research and development		(2,367)	(2,304)	(4,788)	(4,879)
Other income		273	135	522	1,098
Other expense		(500)	(336)	(1,139)	(1,271)
Operating income of discontinued operations		4,014	2,807	7,387	5,425
Loss from associated companies		(2)	(2)	(31)	(4)
Interest expense		(246)	(216)	(467)	(416)
Other financial income and expense		75	85	81	189
Income before taxes		3,841	2,674	6,970	5,194
Income taxes		$ (595)	(403)	$ (1,036)	(773)
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	$ 5,860
Net income from discontinued operations			46		190
Discontinued operations [member]
Statement [line items]
Net sales to third parties			2,391		4,799
Sales to other segments			58		153
Net sales			2,449		4,952
Other revenue			6		12
Cost of goods sold			(1,263)		(2,551)
Gross profit			1,192		2,413
Selling, general and administration			(595)		(1,147)
Research and development			(222)		(441)
Other income			21		28
Other expense			(283)		(502)
Operating income of discontinued operations			113		351
Loss from associated companies					1
Interest expense			(8)		(19)
Other financial income and expense			(10)		(18)
Income before taxes			95		315
Income taxes			(49)		(125)
Net income from discontinued operations			$ 46		$ 190
Applicable tax rate from discontinued operations			31.50%		28.60%
Number of Franchises					2